CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Q3) - USD ($) $ in Millions	Total	Cumulative Effect, Period Of Adoption, Adjustment	UTC Net Investment	UTC Net Investment Cumulative Effect, Period Of Adoption, Adjustment	Accumulated Other Comprehensive Loss	Accumulated Other Comprehensive Loss Cumulative Effect, Period Of Adoption, Adjustment	Common Stock	Additional Paid-In Capital	Retained Earnings	Non-Controlling Interest
Balance at Dec. 31, 2016	$ 14,960		$ 15,696		$ (1,084)					$ 348
Net income	1,267		1,227		0					40
Other comprehensive (loss) income, net of tax	501
Dividends attributable to noncontrolling interest	(31)		0		0					(31)
Net transfers (to) from UTC	1,816		1,816		0					0
Balance at Dec. 31, 2017	14,784		15,030		(617)					371
Net income	2,769		2,734		0					35
Other comprehensive (loss) income, net of tax	(606)		0		(598)					(8)
Dividends attributable to noncontrolling interest	(46)		0		0					(46)
Net transfers (to) from UTC	2,641		2,641		0					0
Balance at Dec. 31, 2018	14,269	$ 0	15,132	$ 9	(1,215)	$ (9)	$ 0	$ 0	$ 0	352
Net income	403		400							3
Other comprehensive (loss) income, net of tax	101				96					5
Dividends attributable to noncontrolling interest	(2)									(2)
Net transfers (to) from UTC	(81)		(81)
Balance at Mar. 31, 2019	14,690		15,460		(1,128)		0	0	0	358
Balance at Dec. 31, 2018	14,269	0	15,132	9	(1,215)	(9)	0	0	0	352
Net income	1,701
Other comprehensive (loss) income, net of tax	(252)
Balance at Sep. 30, 2019	14,644		15,747		(1,474)	(9)	0	0	0	371
Balance at Dec. 31, 2018	14,269	0	15,132	9	(1,215)	(9)	0	0	0	352
Net income	2,155		2,116		0					39
Other comprehensive (loss) income, net of tax	(33)		0		(29)					(4)
Dividends attributable to noncontrolling interest	(28)		0		0					(28)
Net transfers (to) from UTC	1,902		1,902		0					0
Balance at Dec. 31, 2019	14,435	(4)	15,355	(4)	(1,253)		0	0	0	333
Balance at Mar. 31, 2019	14,690		15,460		(1,128)		0	0	0	358
Net income	794		784							10
Other comprehensive (loss) income, net of tax	(77)				(74)					(3)
Dividends attributable to noncontrolling interest	(2)									(2)
Net transfers (to) from UTC	(445)		(445)
Balance at Jun. 30, 2019	14,960		15,799		(1,202)		0	0	0	363
Net income	504		492							12
Other comprehensive (loss) income, net of tax	(276)				(272)					(4)
Net transfers (to) from UTC	(544)		(544)
Balance at Sep. 30, 2019	14,644		15,747		(1,474)	$ (9)	0	0	0	371
Balance at Dec. 31, 2019	14,435	(4)	15,355	(4)	(1,253)		0	0	0	333
Net income	102		96							6
Other comprehensive (loss) income, net of tax	(485)				(483)					(2)
Dividends attributable to noncontrolling interest	(8)									(8)
Net transfers (to) from UTC	(11,014)		(11,014)
Balance at Mar. 31, 2020	3,026		4,433		(1,736)		0	0	0	329
Balance at Dec. 31, 2019	14,435	$ (4)	15,355	$ (4)	(1,253)		0	0	0	333
Net income	1,119
Other comprehensive (loss) income, net of tax	86
Net transfers (to) from UTC			780
Balance at Sep. 30, 2020	5,437		0		(1,172)		9	5,327	932	341
Balance at Mar. 31, 2020	3,026		4,433		(1,736)		0	0	0	329
Net income	269								261	8
Other comprehensive (loss) income, net of tax	258				257					1
Dividends declared on Common Stock	(70)								(70)
Common stock issued under employee plans	24							24
Net transfers (to) from UTC	859		859
Reclassification of UTC Net investment in connection with Separation	0		(5,292)				9	5,283
Balance at Jun. 30, 2020	4,366		0		(1,479)		9	5,307	191	338
Net income	748								741	7
Other comprehensive (loss) income, net of tax	312				307					5
Common stock issued under employee plans	20							20
Dividends attributable to noncontrolling interest	(9)									(9)
Balance at Sep. 30, 2020	$ 5,437		$ 0		$ (1,172)		$ 9	$ 5,327	$ 932	$ 341